Provision (Reversal of Provision) of Long-Term Receivables - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Feb. 29, 2012	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2011 CNY (¥)
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Prepayment made to supplier										¥ 3,600,000	¥ 20,000,000
Provision (reversal of provision) of long term receivables				¥ 8,439,580		¥ (17,927,763)
World of Warcraft Game Points Refund Agent
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Advance Payments made to agent									¥ 43,300,000
Cash paid to refund WOW game points				0	$ 0	¥ 0	¥ 0	$ 0	¥ 4,000,000
Installments period			5 years
Amount of expected refund from advances made to agent, current				8,400,000
Write off remaining receivable				¥ 8,400,000
Computers and equipment
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Refund of prepayment from supplier in first installment	¥ 17,900,000	¥ 2,000,000
Impairment on prepaid amount receivable from supplier							¥ 17,900,000